Business Transactions- Additional Information (Details) $ in Millions							12 Months Ended
	Jan. 15, 2021 USD ($)	Jan. 15, 2021 CAD ($)	Sep. 16, 2019 USD ($)	Jul. 05, 2019 USD ($)	May 24, 2018	Jun. 16, 2014	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Gain on disposal							$ 0	$ 273,100,000
Impairment loss							$ (191,000,000.0)	$ 0
Consideration, purchase warrants	$ 4,200,000	$ 5.5
Chapada [Member]
Disclosure of detailed information about business combination [line items]
Gold price instrument term				5 years
Disposal Brio Gold Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					53.60%
Gold Price Instrument
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ (65,500,000)
Gain on disposal			$ 11,500,000
1350/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable				$ 10,000,000.0
1400/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable				10,000,000.0
1450/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Annual contingent cash payment receivable				5,000,000.0
Canadian Malartic Corporation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation						50.00%	50.00%
Maximum | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable				125,000,000.0
Maximum | 1350/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable				50,000,000.0
Maximum | 1400/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable				50,000,000.0
Maximum | 1450/Oz | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Contingent cash payments receivable				25,000,000.0
Leagold Mining Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					20.50%		0.00%	20.40%
Proportion of ownership interest in associate					20.50%		0.00%	20.40%
Disposal groups classified as held for sale | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(856,200,000)
Divestiture related transaction costs				5,800,000
Portion of consideration paid (received) consisting of cash and cash equivalents				(800,000,000.0)
Consideration received, fair value				$ 8,000,000.0
Net smelter return royalty (as percent)				2.00%
Contingent consideration receivable				$ 100,000,000.0
Adjustments to final settlement, working capital balance				33,000,000.0
Gain on disposal				$ 273,100,000
Net smelter return royalty (as percent)				2.00%
Disposal groups classified as held for sale | Gold Price Instrument | Chapada [Member]
Disclosure of detailed information about business combination [line items]
Consideration received, fair value				$ 54,000,000.0